Income Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax – Hong Kong entity	$ 883,131	$ 1,562,818	$ 1,269,643
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	145,523	257,865	209,491
Tax effect of provision (reversal) for expected credit loss	(4,779)	1,145	7,386
Tax effect of depreciation allowance	9,207	(3,237)	(2,703)
Tax effect of non-deductible expenditure	78,644
Tax effect of deductible income	(7,100)	(10,424)
Tax concession	(192)	(385)	(769)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)
Income tax expense	200,149	223,810	192,251
Cayman and BVI [Member]
Effective Income Tax Rate Reconciliation [Line Items]
(Loss) before income tax – Cayman and BVI entities	(476,632)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
(Loss) before income tax – PRC entities	(13,977)
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax – Hong Kong entity	$ 1,373,740	$ 1,562,818	$ 1,269,643